Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2024 $ / shares
Derivative Financial Instruments, Assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Remaining term (in years)	4 months 24 days
Derivative Financial Instruments, Assets [Member] | Measurement Input Interest Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest Rate	8.00%
Derivative Financial Instruments, Assets [Member] | Measurement Input, Discount Rate [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount Rate	8.00%
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 5.00
Exercise price (strike price)	$ 345.00
Risk-free interest rate	4.16%
Volatility	149.60%
Remaining term (in years)	1 year 1 month 2 days